Commitments and Contingencies - Future Minimum Capital Commitments under Non-Cancelable Construction (Detail) $ in Thousands	May. 31, 2015 USD ($)
Capital Lease Obligations [Line Items]
Capital commitment	$ 3,672
Purchase of Property and Equipment [Member]
Capital Lease Obligations [Line Items]
Capital commitment	604
Leasehold Improvements [Member]
Capital Lease Obligations [Line Items]
Capital commitment	$ 3,068